Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) EUR (€)	Dec. 31, 2025 JPY (¥) EUR (€)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
Commitments And Contingencies [Abstract]
Severally liable for reimbursement			₩ 428
Number of lawsuits | €	177	177
Litigation settlement claim amount			158,621	₩ 141,941
Litigation provision			22,539
New town development consortium percentage of ownership interest	2.50%	2.50%
Contract amount not yet recognized as liabilities			399,817	₩ 350,949
Maximum compensation payable			110,000
Additional cumulative investment amount	$ 27,050	¥ 160,000
Estimated financial effect of contingent liabilities			₩ 470,160
Percentage of estimated financial effect of contingent liabilities			100.00%
Trade and other payables supplier finance arrangements			₩ 46,011
Amount received for finance provider			₩ 19,196